Supplemental Disclosure of Cash Flow Information (Details Narrative) - Series B Preferred Stock [Member] - shares	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Dividends Payable [Line Items]
Preferred stock issued	14,950		14,000
Rennova Health Inc [Member]
Dividends Payable [Line Items]
Preferred stock issued		950